Supplementary Information On Oil And Gas Activities (Unaudited) - Summary of standardized measure of discounted future cash flows (Parenthetical) (Detail)				3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 01, 2020	Jan. 01, 2018	Dec. 31, 2017	Apr. 03, 2018	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018	Dec. 31, 2017	Apr. 04, 2018	Dec. 31, 2016
Schedule Of Changes In Standardized Measure Of Discounted Future Net Cash Flows [Line Items]
Price per barrel			54.5		60.20		60.20	54.5	54.55	64.2
Income tax rate		35.00%		30.00%	30.00%	30.00%	30.00%	35.00%
Average production costs						$ 25.1
Argentina [Member]
Schedule Of Changes In Standardized Measure Of Discounted Future Net Cash Flows [Line Items]
Income tax rate						30.00%
Argentina [Member] | Non-adjusting events after reporting period [member]
Schedule Of Changes In Standardized Measure Of Discounted Future Net Cash Flows [Line Items]
Income tax rate	25.00%	30.00%	35.00%
Bottom of range [member]
Schedule Of Changes In Standardized Measure Of Discounted Future Net Cash Flows [Line Items]
Price per barrel					65.40	55.86	65.40
Average production costs					$ 21
Top of range [member]
Schedule Of Changes In Standardized Measure Of Discounted Future Net Cash Flows [Line Items]
Average production costs					$ 27